Capital Commitments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 128	$ 175
2025 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	92
2026 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	17
2027 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 19